Dec. 17, 2025
TIFF Multi-Asset Fund

TIFF INVESTMENT PROGRAM
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated December 17, 2025
to the Prospectus Dated April 30, 2025, as Supplemented October 1, 2025,
the Statement of Additional Information Dated April 30, 2025, and

the Summary Prospectus Dated April 30, 2025

This supplement provides new and additional information to the MAF prospectus, the MAF Statement of Additional Information and the MAF summary prospectus referenced above, and replaces in its entirety the prior supplement dated April 30, 2025.

As part of TIFF Advisory Services, LLC’s (“TAS’s”) ongoing commitment to the non-profit sector, TAS will continue to voluntarily waive 10% of its management fees for MAF, as commenced on November 1, 2023, and continuing through December 31, 2026. While TAS’s current intention is to continue to waive a portion of its management fees for MAF after December 31, 2026, the amount and timing of any such ongoing fee waivers has not yet been determined and such fee waivers, if provided, may not be material.